DELAWARE GROUP® INCOME FUNDS

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Floating Rate Fund

(each, a "Fund" and collectively, the "Funds")

Supplement to the Funds' Statement of Additional Information
 dated November 28, 2017

The following information replaces the section of the Funds' Statement of Additional Information entitled "Portfolio Managers — Other Accounts Managed":

Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of July 31, 2017 unless otherwise noted. Any accounts managed in a personal capacity appear under "Other Accounts" along with the other accounts managed on a professional basis. The personal account information is current as of Sept. 29, 2017.
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Wayne A. Anglace
Registered Investment Companies	4	$2.1 billion	0	$0
Other Pooled Investment Vehicles	4	$264.1 million	2	$121.0 million
Other Accounts	10	$99.9 million	0	$0
Adam H. Brown
Registered Investment Companies	14	$17.4 billion	0	$0
Other Pooled Investment Vehicles	1	$278.1 million	0	$0
Other Accounts	3	$839.9 million	0	$0
Craig C. Dembek
Registered Investment Companies	9	$3.0 billion	0	$0
Other Pooled Investment Vehicles	2	$121.0 million	2	$121.0 million
Other Accounts	0	$0	0	$0
Roger A. Early
Registered Investment Companies	13	$20.5 billion	0	$0
Other Pooled Investment Vehicles	3	$641.1 million	0	$0
Other Accounts	46	$6.7 billion	0	$0
J. David Hillmeyer
Registered Investment Companies	11	$18.2 billion	0	$0
Other Pooled Investment Vehicles	4	$488.2 million	0	$0
Other Accounts	13	$4.2 billion	1	$1.7 billion
Kashif Ishaq

Registered Investment Companies	2	$1.7 billion	0	$0
Other Pooled Investment Vehicles	1	$43.3 million	0	$0
Other Accounts	0	$0	0	$0
Paul A. Matlack
Registered Investment Companies	10	$3.1 billion	0	$0
Other Pooled Investment Vehicles	7	$925.9 million	0	$0
Other Accounts	1	$105.1 million	0	$0
John P. McCarthy
Registered Investment Companies	15	$19.1 billion	0	$0
Other Pooled Investment Vehicles	1	$278.1 million	0	$0
Other Accounts	3	$839.9 million	0	$0
Brian C. McDonnell
Registered Investment Companies	7	$11.7 billion	0	$0
Other Pooled Investment Vehicles	8	$1.1 billion	0	$0
Other Accounts	56	$5.6 million	0	$0
Michael G. Wildstein
Registered Investment Companies	3	$7.9 billion	0	$0
Other Pooled Investment Vehicles	8	$992.9 million	0	$0
Other Accounts	12	$6.0 billion	1	$1.7 billion

Please keep this Supplement for future reference.

This Supplement is dated January 10, 2018.